UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
 (Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2014

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Segall Bryant & Hamill All Cap Fund
(SBHAX)

Segall Bryant & Hamill Small Cap Value Fund
(SBHVX)

SEMI-ANNUAL REPORT
December 31, 2014

Segall Bryant & Hamill All Cap Fund
Segall Bryant & Hamill Small Cap Value Fund
Each a series of Investment Managers Series Trust

Table of Contents

Segall Bryant & Hamill All Cap Fund
Schedule of Investments	1
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Segall Bryant & Hamill Small Cap Value Fund
Schedule of Investments	9
Statement of Assets and Liabilities	13
Statement of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights	16
Notes to Financial Statements	17
Expense Examples	23

This report and the financial statements contained herein are provided for the general information of the shareholders of the Segall Bryant & Hamill Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.sbhfunds.com

Segall Bryant & Hamill All Cap Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 97.0%
	COMMUNICATIONS – 5.3%
2,480	Comcast Corp. - Class A	$143,865
625	Google, Inc. - Class C*	329,000
1,365	Time Warner Cable, Inc.	207,562
2,320	Walt Disney Co.	218,521
		898,948

	CONSUMER DISCRETIONARY – 10.4%
4,425	Gildan Activewear, Inc.[1]	250,234
12,140	LKQ Corp.*	341,377
2,925	Macy's, Inc.	192,319
1,290	Snap-on, Inc.	176,394
2,075	Starbucks Corp.	170,254
3,235	TJX Cos., Inc.	221,856
5,485	VF Corp.	410,826
		1,763,260

	CONSUMER STAPLES – 9.8%
4,190	Dollar General Corp.*	296,233
2,315	Energizer Holdings, Inc.	297,616
2,875	Estee Lauder Cos., Inc. - Class A	219,075
1,900	JM Smucker Co.	191,862
3,305	Nestle S.A. - ADR[1]	241,100
4,775	TreeHouse Foods, Inc.*	408,406
		1,654,292

	ENERGY – 6.0%
2,785	Cameron International Corp.*	139,111
1,805	EOG Resources, Inc.	166,186
3,355	Halliburton Co.	131,952
2,335	Schlumberger Ltd.[1]	199,432
4,130	Whiting Petroleum Corp.*	136,290
5,090	World Fuel Services Corp.	238,874
		1,011,845

	FINANCIALS – 18.4%
9,060	Air Lease Corp. - Class A	310,849
7,545	American International Group, Inc.	422,595
1,795	Berkshire Hathaway, Inc. - Class B*	269,519
6,030	Discover Financial Services	394,905
25,145	FNB Corp.	334,931
3,495	JPMorgan Chase & Co.	218,717
4,290	LPL Financial Holdings, Inc.	191,119
3,680	Reinsurance Group of America, Inc.	322,442
11,480	Umpqua Holdings Corp.	195,275

Segall Bryant & Hamill All Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of December 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
1,700	Visa, Inc. - Class A	$445,740
		3,106,092

	HEALTH CARE – 20.8%
3,890	Agilent Technologies, Inc.	159,257
2,840	Baxter International, Inc.	208,144
1,875	Covidien PLC[1]	191,775
3,075	Danaher Corp.	263,558
15,190	Hologic, Inc.*	406,180
6,835	Hospira, Inc.*	418,644
1,540	Johnson & Johnson	161,038
1,405	Mettler-Toledo International, Inc.*	424,956
1,995	Pall Corp.	201,914
2,780	Perrigo Co.[1]	464,705
4,365	Roche Holding A.G. - ADR[1]	148,366
2,295	Techne Corp.	212,058
2,565	UnitedHealth Group, Inc.	259,296
		3,519,891

	INDUSTRIALS – 12.4%
1,204	FedEx Corp.	209,087
3,230	Honeywell International, Inc.	322,742
3,705	ITT Corp.	149,904
1,987	Keysight Technologies, Inc.*	67,101
1,210	Precision Castparts Corp.	291,465
2,395	Roper Industries, Inc.	374,458
2,915	Stericycle, Inc.*	382,098
2,825	WABCO Holdings, Inc.*	296,003
		2,092,858

	MATERIALS – 1.1%
2,570	Minerals Technologies, Inc.	178,487

	TECHNOLOGY – 12.8%
5,095	Apple, Inc.	562,386
9,710	Aspen Technology, Inc.*	340,044
3,125	Guidewire Software, Inc.*	158,219
2,275	IHS, Inc. - Class A*	259,077
1,730	Intuit, Inc.	159,489
5,820	Microsoft Corp.	270,339
5,325	NXP Semiconductor N.V.* 1	406,830
		2,156,384

	TOTAL COMMON STOCKS (Cost $14,554,953)	16,382,057

Segall Bryant & Hamill All Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of December 31, 2014 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 3.1%
$513,217	UMB Money Market Fiduciary, 0.01%[2]	$513,217

	TOTAL SHORT-TERM INVESTMENTS (Cost $513,217)	513,217

	TOTAL INVESTMENTS – 100.1% (Cost $15,068,170)	16,895,274
	Liabilities in Excess of other assets – (0.1)%	(11,570)

	TOTAL NET ASSETS – 100.0%	$16,883,704

ADR – American Depositary Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill All Cap Fund
SUMMARY OF INVESTMENTS
As of December 31, 2014 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Health Care	20.8%
Financials	18.4%
Technology	12.8%
Industrials	12.4%
Consumer Discretionary	10.4%
Consumer Staples	9.8%
Energy	6.0%
Communications	5.3%
Materials	1.1%
Total Common Stocks	97.0%
Total Short-Term Investments	3.1%
Total Investments	100.1%
Liabilities in Excess of other assets	(0.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill All Cap Fund
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2014 (Unaudited)

Assets:
Investments, at value (cost $15,068,170)	$16,895,274
Receivables:
Fund shares sold	530
Dividends and interest	10,735
Due from Advisor	1,619
Prepaid expenses	14,050
Total assets	16,922,208

Liabilities:
Payables:
Shareholder servicing fees (Note 7)	1,892
Auditing fees	8,668
Fund accounting fees	4,817
Transfer agent fees and expenses	4,790
Administration fees	4,507
Custody fees	4,005
Chief Compliance Officer fees	1,514
Accrued other expenses	8,311
Total liabilities	38,504

Net Assets	$16,883,704

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with unlimited number of shares authorized)	$15,080,608
Accumulated net investment loss	(11,428)
Accumulated net realized loss on investments	(12,580)
Net unrealized appreciation on investments	1,827,104
Net Assets	$16,883,704

Number of shares issued and outstanding	1,491,094
Net asset value per share	$11.32

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill All Cap Fund
STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 2014 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $160)	$79,084
Interest	23
Total investment income	79,107

Expenses:
Advisory fees	69,995
Administration fees	20,872
Fund accounting fees	16,550
Transfer agent fees and expenses	13,399
Registration fees	11,939
Legal fees	10,596
Auditing fees	8,810
Custody fees	8,270
Shareholder servicing fees (Note 7)	5,502
Chief Compliance Officer fees	3,365
Trustees' fees and expenses	3,097
Miscellaneous	2,814
Shareholder reporting fees	2,501
Offering costs	2,346
Insurance fees	519

Total expenses	180,575
Advisory fees waived	(69,995)
Other expenses absorbed	(20,045)
Net expenses	90,535
Net investment loss	(11,428)

Realized and Unrealized Gain (Loss) from Investments:
Net realized loss on investments	(2,472)
Net change in unrealized appreciation/depreciation on investments	46,214
Net realized and unrealized gain on investments	43,742

Net Increase in Net Assets from Operations	$32,314

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill All Cap Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended December 31, 2014 (Unaudited)	For the Period July 31, 2013* through June 30, 2014
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(11,428)	$(25,747)
Net realized gain (loss) on investments	(2,472)	184,859
Net change in unrealized appreciation/depreciation on investments	46,214	1,780,890
Net increase in net assets resulting from operations	32,314	1,940,002

Distributions to Shareholders:
From net realized gain	(179,872)	—
Total distributions to shareholders	(179,872)	—

Capital Transactions:
Net proceeds from shares sold	1,056,931	14,822,431
Reinvestment of distributions	177,786	—
Cost of shares redeemed[1]	(277,305)	(688,583)
Net increase in net assets from capital transactions	957,412	14,133,848

Total increase in net assets	809,854	16,073,850

Net Assets:
Beginning of period	16,073,850	—
End of period	$16,883,704	$16,073,850

Accumulated net investment loss	$(11,428)	$—

Capital Share Transactions:
Shares sold	94,257	1,470,461
Shares reinvested	16,311	—
Shares redeemed	(24,601)	(65,334)
Net increase in capital share transactions	85,967	1,405,127

*	Commencement of operations.
[1]	Net of redemption fee proceeds of $0 and $80, respectively.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill All Cap Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2014 (Unaudited)	For the Period July 31, 2013* through June 30, 2014
Net asset value, beginning of period	$11.44	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.01)	(0.02)
Net realized and unrealized gain on investments	0.01	1.46
Total from investment operations	—	1.44

Less Distributions:
From net realized gain	(0.12)	—
Total distributions	(0.12)	—

Redemption fee proceeds	—	— [2]

Net asset value, end of period	$11.32	$11.44

Total return[3]	0.06%[4]	14.40%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$16,884	$16,074

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.19%[5]	2.64%[5]
After fees waived and expenses absorbed	1.10%[5]	1.10%[5]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(1.23)%[5]	(1.76)%[5]
After fees waived and expenses absorbed	(0.14)%[5]	(0.22)%[5]
Portfolio turnover rate	25%[4]	36%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 94.7%
	CONSUMER DISCRETIONARY – 11.8%
6,185	Actuant Corp. - Class A	$168,479
11,660	Arctic Cat, Inc.	413,930
7,620	Cato Corp. - Class A	321,412
23,205	Chico's FAS, Inc.	376,153
9,465	Children's Place, Inc.	539,505
10,505	Finish Line, Inc. - Class A	255,377
7,390	Guess?, Inc.	155,781
13,160	Kirkland's, Inc.*	311,102
9,740	TriMas Corp.*	304,765
26,090	Wendy's Co.	235,593
17,233	West Marine, Inc.*	222,650
		3,304,747

	CONSUMER STAPLES – 2.9%
39,135	Chiquita Brands International, Inc.*	565,892
3,925	Pantry, Inc.*	145,461
4,170	Seneca Foods Corp. - Class A*	112,715
		824,068

	ENERGY – 2.9%
3,060	EnerSys, Inc.	188,863
9,235	Gulfmark Offshore, Inc. - Class A	225,519
14,136	Parker Drilling Co.*	43,397
91,458	PetroQuest Energy, Inc.*	342,053
		799,832

	FINANCIALS – 19.3%
19,333	Ameris Bancorp	495,698
3,925	Bancfirst Corp.	248,806
8,000	BankUnited, Inc.	231,760
6,165	Banner Corp.	265,218
13,020	Capstead Mortgage Corp. - REIT	159,886
87,155	Chimera Investment Corp. - REIT	277,153
45,053	First Busey Corp.	293,295
14,605	First Community Bancshares, Inc.	240,544
36,490	First Horizon National Corp.	495,534
40,656	First Niagara Financial Group, Inc.	342,730
44,627	Investors Bancorp, Inc.	500,938
6,671	Lakeland Financial Corp.	289,989
10,945	Peoples Bancorp, Inc.	283,804
9,235	Simmons First National Corp. - Class A	375,403
18,815	TFS Financial Corp.	280,061
24,935	Umpqua Holdings Corp.	424,144

Segall Bryant & Hamill Small Cap Value Fund
SCHEDULE OF INVESTMENTS – Continued
As of December 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
9,350	Urstadt Biddle Properties, Inc. - Class A - REIT	$204,578
		5,409,541

	HEALTH CARE – 9.1%
9,695	Alere, Inc.*	368,410
84,328	Alphatec Holdings, Inc.*	118,903
11,545	Emergent Biosolutions, Inc.*	314,370
4,615	Haemonetics Corp.*	172,693
4,850	Hill-Rom Holdings, Inc.	221,257
14,775	LHC Group, Inc.*	460,685
28,789	OraSure Technologies, Inc.*	291,920
19,740	Orthofix International N.V.* 1	593,384
		2,541,622

	INDUSTRIALS – 17.1%
6,465	Applied Industrial Technologies, Inc.	294,739
4,735	Astec Industries, Inc.	186,133
18,495	AZZ, Inc.	867,785
4,213	CLARCOR, Inc.	280,754
6,120	Dynamic Materials Corp.	98,042
4,675	EMCOR Group, Inc.	207,991
25,026	ESCO Technologies, Inc.	923,460
36,017	Great Lakes Dredge & Dock Corp.*	308,306
11,020	GSI Group, Inc.* 1	162,214
7,270	Hillenbrand, Inc.	250,815
6,810	ITT Corp.	275,533
19,695	NN, Inc.	404,929
10,390	Orbital Sciences Corp.*	279,387
3,580	Watts Water Technologies, Inc. - Class A	227,115
		4,767,203

	MATERIALS – 10.9%
6,005	Allegheny Technologies, Inc.	208,794
4,835	Axiall Corp.	205,342
7,040	Carlisle Cos., Inc.	635,290
11,315	Innospec, Inc.	483,150
7,619	Minerals Technologies, Inc.	529,140
26,610	Myers Industries, Inc.	468,336
11,195	PH Glatfelter Co.	286,256
3,934	Sensient Technologies Corp.	237,378
		3,053,686

	TECHNOLOGY – 17.3%
137,079	Aviat Networks, Inc.*	205,618
160,110	Axcelis Technologies, Inc.*	409,882
9,810	BroadSoft, Inc.*	284,686

Segall Bryant & Hamill Small Cap Value Fund
SCHEDULE OF INVESTMENTS – Continued
As of December 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
64,459	Electro Scientific Industries, Inc.	$500,202
11,660	Informatica Corp.*	444,654
17,521	Logitech International S.A.[1]	235,307
5,783	NETGEAR, Inc.*	205,759
30,245	Polycom, Inc.*	408,307
51,715	QLogic Corp.*	688,844
50,815	Radisys Corp.*	118,907
42,113	Riverbed Technology, Inc.*	859,526
9,580	Tessera Technologies, Inc.	342,581
9,810	Vishay Intertechnology, Inc.	138,812
		4,843,085

	UTILITIES – 3.4%
5,150	American States Water Co.	193,949
3,350	Laclede Group, Inc.	178,220
3,695	New Jersey Resources Corp.	226,134
5,230	Portland General Electric Co.	197,851
3,925	Unitil Corp.	143,930
		940,084

	TOTAL COMMON STOCKS (Cost $23,786,306)	26,483,868

Principal Amount

	SHORT-TERM INVESTMENTS – 8.0%
$2,228,594	UMB Money Market Fiduciary, 0.01%[2]	2,228,594

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,228,594)	2,228,594

	TOTAL INVESTMENTS – 102.7% (Cost $26,014,900)	28,712,462
	Liabilities in Excess of other assets – (2.7)%	(751,213)

	TOTAL NET ASSETS – 100.0%	$27,961,249

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Small Cap Value Fund
SUMMARY OF INVESTMENTS
As of December 31, 2014 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financials	19.3%
Technology	17.3%
Industrials	17.1%
Consumer Discretionary	11.8%
Materials	10.9%
Health Care	9.1%
Utilities	3.4%
Consumer Staples	2.9%
Energy	2.9%
Total Common Stocks	94.7%
Total Short-Term Investments	8.0%
Total Investments	102.7%
Liabilities in Excess of other assets	(2.7)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Small Cap Value Fund
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2014 (Unaudited)

Assets:
Investments, at value (cost $26,014,900)	$28,712,462
Receivables:
Dividends and interest	47,108
Prepaid expenses	11,666
Total assets	28,771,236

Liabilities:
Payables:
Investment securities purchased	755,513
Due to Advisor	8,404
Shareholder servicing fees (Note 7)	4,644
Auditing fees	8,717
Fund accounting fees	6,083
Administration fees	6,077
Custody fees	4,764
Transfer agent fees and expenses	4,033
Chief Compliance Officer fees	3,770
Trustees' fees and expenses	486
Accrued other expenses	7,496
Total liabilities	809,987

Net Assets	$27,961,249

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with unlimited number of shares authorized)	$25,433,507
Accumulated net investment income	15,989
Accumulated net realized loss on investments	(185,809)
Net unrealized appreciation on investments	2,697,562
Net Assets	$27,961,249

Number of shares issued and outstanding	2,521,486
Net asset value per share	$11.09

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Small Cap Value Fund
STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 2014 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $690)	$190,334
Interest	89
Total investment income	190,423

Expenses:
Advisory fees	128,318
Administration fees	22,348
Fund accounting fees	19,450
Registration fees	15,072
Transfer agent fees and expenses	14,841
Legal fees	11,771
Shareholder servicing fees (Note 7)	9,000
Custody fees	8,993
Auditing fees	8,718
Shareholder reporting fees	3,649
Miscellaneous	3,626
Trustees' fees and expenses	3,133
Chief Compliance Officer fees	2,779
Offering costs	2,206
Insurance fees	520

Total expenses	254,424
Advisory fees waived	(92,441)
Net expenses	161,983
Net investment income	28,440

Realized and Unrealized Gain from Investments:
Net realized gain on investments	110,015
Net change in unrealized appreciation/depreciation on investments	413,198
Net realized and unrealized gain on investments	523,213

Net Increase in Net Assets from Operations	$551,653

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Small Cap Value Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended December 31, 2014 (Unaudited)	For the Period July 31, 2013* through June 30, 2014
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$28,440	$64,203
Net realized gain on investments	110,015	1,001,672
Net change in unrealized appreciation/depreciation on investments	413,198	2,284,364
Net increase in net assets resulting from operations	551,653	3,350,239

Distributions to Shareholders:
From net investment income	(36,149)	(39,551)
From net realized gain	(1,169,589)	(144,662)
Total distributions to shareholders	(1,205,738)	(184,213)

Capital Transactions:
Net proceeds from shares sold	1,448,632	24,372,835
Reinvestment of distributions	975,499	143,714
Cost of shares redeemed[1]	(598,757)	(892,615)
Net increase in net assets from capital transactions	1,825,374	23,623,934

Total increase in net assets	1,171,289	26,789,960

Net Assets:
Beginning of period	26,789,960	—
End of period	$27,961,249	$26,789,960

Accumulated net investment income	$15,989	$23,698

Capital Share Transactions:
Shares sold	132,133	2,422,631
Shares reinvested	92,464	13,635
Shares redeemed	(55,509)	(83,868)
Net increase in capital share transactions	169,088	2,352,398

*	Commencement of operations.
[1]	Net of redemption fee proceeds of $77 and $4,033, respectively.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Small Cap Value Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2014 (Unaudited)	For the Period July 31, 2013* through June 30, 2014
Net asset value, beginning of period	$11.39	$10.00
Income from Investment Operations:
Net investment income[1]	0.01	0.03
Net realized and unrealized gain on investments	0.18	1.45
Total from investment operations	0.19	1.48

Less Distributions:
From net investment income	(0.01)	(0.02)
From net realized gain	(0.48)	(0.07)
Total distributions	(0.49)	(0.09)

Redemption fee proceeds	— [2]	— [2]

Net asset value, end of period	$11.09	$11.39

Total return[3]	1.90%[4]	14.88%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$27,961	$26,790

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.88%[5]	2.21%[5]
After fees waived and expenses absorbed	1.20%[5]	1.20%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.47)%[5]	(0.69)%[5]
After fees waived and expenses absorbed	0.21%[5]	0.32%[5]
Portfolio turnover rate	22%[4]	55%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Funds
NOTES TO FINANCIAL STATEMENTS
December 31, 2014 (Unaudited)

Note 1 – Organization
Segall Bryant & Hamill All Cap Fund (the “All Cap Fund”) and Segall Bryant & Hamill Small Cap Value Fund (the “Small Cap Value Fund”) (each a “fund” and collectively the “Funds”) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The All Cap Fund commenced operations on July 31, 2013, and its primary investment objective is to provide long-term capital appreciation. The Small Cap Value Fund commenced operations on July 31, 2013, and its primary investment objective is to provide long-term capital appreciation.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets generally are valued at their market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

Segall Bryant & Hamill Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2014 (Unaudited)

Offering costs incurred with the start up of the Funds are amortized on a straight line basis over a period of twelve months from commencement of operations. The All Cap Fund incurred offering costs of approximately $27,211 and the Small Cap Value Fund incurred offering costs of approximately $26,211.

(c) Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended December 31, 2014, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders
The Funds declare and pay dividends at least annually from net investment income and from net realized gains, if any. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Segall Bryant & Hamill (the “Advisor”). Under the terms of the Agreement, the All Cap and Small Cap Value Funds pay a monthly investment advisory fee to the Advisor at the annual rate of 0.85% and 0.95%, respectively, of each Fund’s average daily net assets. The Advisor has contractually agreed to waive its fees and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.10% of average daily net assets of the All Cap Fund. The Advisor has contractually agreed to waive its fees and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.20% of average daily net assets of the Small Cap Value Fund. These agreements are effective until October 31, 2015, and may be terminated by the Trust’s Board of Trustees.

Segall Bryant & Hamill Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2014 (Unaudited)

For the six months ended December 31, 2014, the Advisor waived its advisory fees and absorbed other expenses totaling $90,040 and $92,441 for the All Cap and Small Cap Value Funds, respectively. The Advisor may recover from each Fund’s fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. The Advisor is permitted to seek reimbursement from the Funds for a period of three fiscal years following the fiscal year in which such reimbursements occurred. At December 31, 2014, the amount of these potentially recoverable expenses was $274,299 and $295,363 for the All Cap and Small Cap Value Funds, respectively. The Advisor may recapture all or a portion of this amount no later than June 30 of the years stated below:

	All Cap Fund	Small Cap Value Fund
2017	$184,259	$202,922
2018	90,040	92,441

IMST Distributors, LLC serves as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended December 31, 2014, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

Effective October 1, 2014, Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. Prior to October 2014, Cipperman & Co. provided Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended December 31, 2014, are reported on the Statements of Operations.

Note 4 – Federal Income Taxes
At December 31, 2014, gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	All Cap Fund	Small Cap Value Fund
Cost of investments	$15,078,276	$26,019,314

Gross unrealized appreciation	$2,104,085	$3,559,535
Gross unrealized depreciation	(287,087)	(866,387)
Net unrealized appreciation on investments	$1,816,998	$2,693,148

Segall Bryant & Hamill Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2014 (Unaudited)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of June 30, 2014, the components of accumulated earnings on a tax basis were as follows:

	All Cap Fund	Small Cap Value Fund
Undistributed ordinary income	$179,870	$885,832
Undistributed long-term capital gains	-	6,240
Accumulated earnings	179,870	892,072

Accumulated capital and other losses	-	-
Unrealized appreciation on investments	1,770,784	2,289,755
Total accumulated earnings	$1,950,654	$3,181,827

The tax character of the distributions paid during the fiscal period ended June 30, 2014 were as follows:

	All Cap Fund	Small Cap Value Fund
Distributions paid:	2014	2014
Ordinary income	$-	$184,213
Net long-term capital gains	-	-
Total distributions paid	$-	$184,213

Note 5 – Redemption Fee
The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the six months ended December 31, 2014, the All Cap and Small Cap Value Funds received $0 and $77, respectively, in redemptions fees.

Note 6 – Investment Transactions
For the six months ended December 31, 2014, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
All Cap Fund	$4,691,252	$3,959,001
Small Cap Value Fund	6,061,514	5,518,442

Note 7 – Shareholder Servicing Plan
The Trust, on behalf of the Funds, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.10% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended December 31, 2014, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Segall Bryant & Hamill Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2014 (Unaudited)

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2014, in valuing the Funds’ assets carried at fair value:

All Cap Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$16,382,057	$-	$-	$16,382,057
Short-Term Investments	513,217	-	-	513,217
Total	$16,895,274	$-	$-	$16,895,274

Segall Bryant & Hamill Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2014 (Unaudited)

Small Cap Value Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$26,483,868	$-	$-	$26,483,868
Short-Term Investments	2,228,594	-	-	2,228,594
Total	$28,712,462	$-	$-	$28,712,462

*	The Funds did not hold any Level 2 or 3 securities at period end.
[1]	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Note 10 - Disclosures about Offsetting Assets and Liabilities
Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 11 – Recently Issued Accounting Pronouncements
In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11 Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The amendments in this ASU require an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings. The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Funds’ financial statement disclosures.

Segall Bryant & Hamill Funds
EXPENSE EXAMPLES
For the Six Months Ended December 31, 2014 (Unaudited)

Expense Example
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2014 to December 31, 2014.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

All Cap Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	7/1/14	12/31/14	7/1/14 – 12/31/14
Actual Performance	$ 1,000.00	$ 1,000.60	$ 5.55
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,019.66	$ 5.60

*	Expenses are equal to the Fund’s annualized expense ratio of 1.10% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

Segall Bryant & Hamill Funds
EXPENSE EXAMPLES - Continued
For the Six Months Ended December 31, 2014 (Unaudited)

Small Cap Value Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	7/1/14	12/31/14	7/1/14 – 12/31/14
Actual Performance	$ 1,000.00	$ 1,019.00	$ 6.11
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,019.16	$ 6.11

*	Expenses are equal to the Fund’s annualized expense ratio of 1.20% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

Segall Bryant & Hamill All Cap Fund
Segall Bryant & Hamill Small Cap Value Fund
each a series of Investment Managers Series Trust

Investment Advisor
 Segall Bryant & Hamill
540 West Madison Street, Suite 1900
Chicago, Illinois 60661

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
 Kansas City, Missouri 64106

Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
 Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
 Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
3 Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Segall Bryant & Hamill All Cap Fund	SBHAX	46141P 784
Segall Bryant & Hamill Small Cap Value Fund	SBHVX	46141P 776

Privacy Principles of the Segall Bryant & Hamill Funds for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Segall Bryant & Hamill Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (866) 490-4999, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (866) 490-4999 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov or by calling the Funds at (866) 490-4999. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Section may be obtained by calling (800) SEC-0330.

Segall Bryant & Hamill Funds
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (866) 490-4999

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	3/10/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	3/10/2015

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	3/10/2015